UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08388

Morgan Stanley Asia-Pacific Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31, 2013

Date of reporting period:	September 30, 2013

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Asia-Pacific Fund, Inc.

Portfolio of Investments

Third Quarter Report

September 30, 2013 (unaudited)

	Shares	Value (000)
Common Stocks (97.4%)
Australia (9.0%)
Beverages
Treasury Wine Estates Ltd.	437,400	$1,805

Commercial Banks
National Australia Bank Ltd.	174,595	5,594
Westpac Banking Corp.	151,248	4,622
		10,216
Commercial Services & Supplies
Brambles Ltd.	296,590	2,523

Information Technology Services
Computershare Ltd.	174,760	1,618

Insurance
AMP Ltd.	609,455	2,621
Suncorp Group Ltd.	152,870	1,866
		4,487
Oil, Gas & Consumable Fuels
Santos Ltd.	302,641	4,273

Professional Services
Seek Ltd.	234,733	2,602

Real Estate Management & Development
Lend Lease Group REIT	224,047	2,124
		29,648
China (8.5%)
Automobiles
Chongqing Changan Automobile Co., Ltd. B Shares	246,600	377

Beverages
Tsingtao Brewery Co., Ltd. H Shares (a)	116,000	881

Commercial Banks
Bank of China Ltd. H Shares (a)	9,508,000	4,345
China Construction Bank Corp. H Shares (a)	1,634,560	1,261
		5,606
Energy Equipment & Services
China Oilfield Services Ltd. H Shares (a)	734,000	1,839

Food Products
China Mengniu Dairy Co., Ltd. (a)	279,000	1,250
Uni-President China Holdings Ltd. (a)	979,000	975
		2,225
Industrial Conglomerates
Beijing Enterprises Holdings Ltd. (a)	76,500	552

Insurance
AIA Group Ltd. (a)	523,200	2,463
China Pacific Insurance Group Co., Ltd. H Shares (a)	510,600	1,828
		4,291
Internet Software & Services
NetEase, Inc. ADR	8,400	610
Qihoo 360 Technology Co., Ltd. ADR (b)	17,503	1,456
Tencent Holdings Ltd. (a)	86,700	4,554
		6,620
Pharmaceuticals
Sihuan Pharmaceutical Holdings Group Ltd. (a)	1,146,000	784
Sino Biopharmaceutical (a)	1,088,000	738
		1,522
Real Estate Management & Development
China Overseas Grand Oceans Group Ltd. (a)	296,000	361
China Overseas Land & Investment Ltd. (a)	222,000	653
		1,014
Wireless Telecommunication Services
China Mobile Ltd. (a)	277,000	3,116
		28,043
Hong Kong (3.2%)
Commercial Banks
BOC Hong Kong Holdings Ltd.	445,000	1,431

Diversified Financial Services
Hong Kong Exchanges and Clearing Ltd.	30,500	488

Industrial Conglomerates
Hutchison Whampoa Ltd.	251,000	3,011

Real Estate Management & Development
Cheung Kong Holdings Ltd.	113,000	1,723
Hongkong Land Holdings Ltd.	70,000	462
Wharf Holdings Ltd.	307,805	2,671
		4,856
Textiles, Apparel & Luxury Goods
Samsonite International SA	224,700	627
		10,413
India (3.3%)
Commercial Banks
HDFC Bank Ltd.	167,539	1,586
IndusInd Bank Ltd.	429,071	2,525
		4,111
Media
Zee Entertainment Enterprises Ltd.	768,000	2,801

Tobacco
ITC Ltd.	739,864	4,020
		10,932

Indonesia (1.7%)
Commercial Banks
Bank Rakyat Indonesia Persero Tbk PT	594,000	372
Bank Tabungan Negara Persero Tbk PT	17,200,827	1,383
		1,755
Construction Materials
Semen Indonesia Persero Tbk PT	211,000	237

Food Products
Nippon Indosari Corpindo Tbk PT	420,500	233

Multi-line Retail
Matahari Department Store Tbk PT (b)	403,500	366

Oil, Gas & Consumable Fuels
Harum Energy Tbk PT	163,000	38

Pharmaceuticals
Kalbe Farma Tbk PT	3,334,000	340
Tempo Scan Pacific Tbk PT	1,201,000	393
		733
Specialty Retail
Ace Hardware Indonesia Tbk PT	4,329,500	260
Electronic City Indonesia Tbk PT (b)	2,084,000	612
		872
Tobacco
Gudang Garam Tbk PT	104,500	316

Wireless Telecommunication Services
Indosat Tbk PT	3,084,000	1,106
		5,656
Japan (46.5%)
Airlines
ANA Holdings, Inc.	869,000	1,898
Japan Airlines Co., Ltd.	59,500	3,607
		5,505
Auto Components
Toyota Industries Corp.	82,700	3,582
Yokohama Rubber Co., Ltd. (The)	151,000	1,495
		5,077
Automobiles
Honda Motor Co., Ltd.	114,800	4,387
Nissan Motor Co., Ltd.	420,100	4,230
Toyota Motor Corp.	169,100	10,844
Yamaha Motor Co., Ltd.	446,900	6,569
		26,030
Building Products
Daikin Industries Ltd.	28,900	1,536

Capital Markets
Daiwa Securities Group, Inc.	721,000	6,506
Nomura Holdings, Inc.	679,600	5,307
		11,813
Chemicals
JSR Corp.	47,300	881
Teijin Ltd.	355,000	820
		1,701
Commercial Banks
Mizuho Financial Group, Inc.	2,990,800	6,510
Sumitomo Mitsui Financial Group, Inc.	168,300	8,170
Sumitomo Mitsui Trust Holdings, Inc.	1,490,000	7,400
		22,080
Diversified Telecommunication Services
Nippon Telegraph & Telephone Corp.	98,000	5,087

Electric Utilities
Hokkaido Electric Power Co., Inc. (b)	109,600	1,481
Kyushu Electric Power Co., Inc. (b)	367,200	5,257
		6,738
Electrical Equipment
Sumitomo Electric Industries Ltd.	112,600	1,635

Electronic Equipment, Instruments & Components
Hitachi Ltd.	511,000	3,384

Household Durables
Sekisui House Ltd.	116,000	1,564

Insurance
Dai-ichi Life Insurance Co., Ltd. (The)	400,300	5,738
T&D Holdings, Inc.	472,200	5,866
		11,604
Machinery
Amada Co., Ltd.	102,000	923
NSK Ltd.	134,000	1,375
Sumitomo Heavy Industries Ltd.	809,000	3,688
		5,986
Marine
Mitsui OSK Lines Ltd. (b)	1,304,000	5,911
Nippon Yusen KK	1,113,000	3,526
		9,437
Media
Fuji Media Holdings, Inc.	81,100	1,786

Metals & Mining
Nippon Steel Sumitomo Metal Corp.	727,000	2,478

Real Estate Management & Development
Mitsubishi Estate Co., Ltd.	213,000	6,320

Mitsui Fudosan Co., Ltd.	147,000	4,969
		11,289
Road & Rail
East Japan Railway Co.	38,800	3,344

Semiconductors & Semiconductor Equipment
Disco Corp.	12,500	718
Tokyo Electron Ltd.	71,000	3,819
		4,537
Software
Nintendo Co., Ltd.	24,300	2,761

Specialty Retail
K’s Holdings Corp.	184,800	5,062

Wireless Telecommunication Services
NTT DoCoMo, Inc.	145,700	2,367
		152,801
Korea, Republic of (9.6%)
Air Freight & Logistics
Hyundai Glovis Co., Ltd.	3,756	736

Automobiles
Hyundai Motor Co.	14,653	3,424

Chemicals
Cheil Industries, Inc.	413	35

Commercial Banks
Shinhan Financial Group Co., Ltd.	16,406	664

Construction & Engineering
Hyundai Engineering & Construction Co., Ltd.	43,524	2,504

Diversified Telecommunication Services
LG Uplus Corp. (b)	109,580	1,176

Electronic Equipment, Instruments & Components
LG Display Co., Ltd. (b)	16,690	403

Food & Staples Retailing
GS Retail Co., Ltd.	24,520	717

Food Products
Orion Corp.	435	386

Hotels, Restaurants & Leisure
Hotel Shilla Co., Ltd.	13,620	815
Paradise Co., Ltd.	41,845	955
		1,770
Household Durables
Coway Co., Ltd.	31,042	1,719

Household Products
LG Household & Health Care Ltd.	263	133

Machinery
Doosan Infracore Co., Ltd. (b)	21,800	319

Media
Cheil Worldwide, Inc. (b)	21,640	500
KT Skylife Co., Ltd.	11,460	311
		811
Personal Products
Cosmax, Inc.	5,172	234

Semiconductors & Semiconductor Equipment
Samsung Electronics Co., Ltd.	8,549	10,824
Samsung Electronics Co., Ltd. (Preference)	776	629
SK Hynix, Inc. (b)	9,290	261
		11,714
Software
NCSoft Corp.	4,076	725
Nexon Co., Ltd.	181,100	2,214
		2,939
Wireless Telecommunication Services
SK Telecom Co., Ltd.	9,352	1,908
		31,592
Laos (0.9%)
Specialty Retail
Kolao Holdings	92,603	2,807

Malaysia (1.8%)
Commercial Banks
CIMB Group Holdings Bhd	1,085,500	2,506

Construction & Engineering
Gamuda Bhd	1,309,100	1,848

Real Estate Management & Development
UEM Sunrise Bhd	2,168,700	1,698
		6,052
Philippines (3.4%)
Beverages
LT Group, Inc.	2,469,300	1,022

Commercial Banks
BDO Unibank, Inc.	1,850,000	3,190

Diversified Financial Services
Ayala Corp.	241,446	3,355
STI Education Systems Holdings	23,723,000	397
		3,752
Industrial Conglomerates
DMCI Holdings, Inc.	1,273,860	1,346

Transportation Infrastructure
International Container Terminal Services, Inc.	818,970	1,827
		11,137

Singapore (1.2%)
Commercial Banks
DBS Group Holdings Ltd.	148,000	1,938

Diversified Telecommunication Services
Singapore Telecommunications Ltd.	647,000	1,925
		3,863
Taiwan (5.8%)
Commercial Services & Supplies
Cleanaway Co., Ltd.	77,000	447

Computers & Peripherals
Asustek Computer, Inc.	54,280	435

Construction Materials
Taiwan Cement Corp.	786,000	1,138

Diversified Consumer Services
Lung Yen Life Service Corp.	54,000	164

Diversified Financial Services
Chailease Holding Co., Ltd.	636,350	1,495
Fubon Financial Holding Co., Ltd. (Registered GDR) (b)	85,200	1,179
		2,674
Electronic Equipment, Instruments & Components
Hon Hai Precision Industry Co., Ltd.	240,746	618
TPK Holding Co., Ltd.	128,000	1,165
		1,783
Food Products
Uni-President Enterprises Corp.	2,565,262	4,782

Health Care Equipment & Supplies
Ginko International Co., Ltd.	26,000	482
St. Shine Optical Co., Ltd.	15,000	413
		895
Hotels, Restaurants & Leisure
Wowprime Corp.	19,300	301

Insurance
China Life Insurance Co., Ltd.	653,295	589

Semiconductors & Semiconductor Equipment
MediaTek, Inc.	135,000	1,670
Siliconware Precision Industries Co.	689,000	805
Taiwan Semiconductor Manufacturing Co., Ltd.	935,592	3,181
		5,656
		18,864
Thailand (2.1%)
Commercial Banks
Bangkok Bank PCL NVDR	333,100	2,092

Food Products
Thai Union Frozen Products PCL	452,900	739

Real Estate Management & Development
Land and Houses PCL NVDR	3,424,100	1,182
Supalai PCL	1,577,800	801
		1,983
Wireless Telecommunication Services
Advanced Info Service PCL	148,600	1,215
Total Access Communication PCL (Foreign)	114,300	388
Total Access Communication PCL NVDR	176,100	599
		2,202
		7,016
United States (0.4%)
Textiles, Apparel & Luxury Goods
Eclat Textile Co., Ltd.	128,400	1,128
Total Common Stocks (Cost $262,430)		319,952

Investment Company (0.1%)
Thailand (0.1%)
BTS Rail Mass Transit Growth Infrastructure Fund (Units) (c) (Cost $520)	1,396,700	433

Short-Term Investment (2.2%)
Investment Company (2.2%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (d) (Cost $7,139)	7,138,980	7,139
Total Investments (99.7%) (Cost $270,089) (e)(f)+		327,524
Other Assets in Excess of Liabilities (0.3%)		980
Net Assets (100.0%)		$328,504

(a)	Security trades on the Hong Kong exchange.
(b)	Non-income producing security.
(c)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(d)

The Fund invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Fund in the Liquidity Funds.

(e)	Securities are available for collateral in connection with purchase of open foreign currency forward exchange contracts.
(f)

The approximate fair value and percentage of net assets, $318,319,000 and 96.9%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

+

At September 30, 2013, the U.S. Federal income tax cost basis of investments was approximately $270,089,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $57,435,000 of which approximately $68,838,000 related to appreciated securities and approximately $11,403,000 related to depreciated securities.

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
NVDR	Non-Voting Depositary Receipt.
REIT	Real Estate Investment Trust.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at September 30, 2013:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)

State Street Bank and Trust Co.	JPY	165,625	$1,685	10/3/13	USD	1,664	$1,664	$(21)
State Street Bank and Trust Co.	USD	1,676	1,676	10/3/13	JPY	165,625	1,685	9
State Street Bank and Trust Co.	JPY	180,315	1,835	10/31/13	USD	1,825	1,825	(10)
			$5,196				$5,174	$(22)

JPY	– Japanese Yen
USD	– United States Dollar

Morgan Stanley Asia-Pacific Fund, Inc.

Notes to the Portfolio of Investments • September 30, 2013 (unaudited)

Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (2) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked prices. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors (the “Directors”). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (6) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair market value determined by the Adviser.

Under procedures approved by the Directors, the Fund’s Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurements and Disclosures” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Air Freight & Logistics	$—	$736	$—	$736
Airlines	—	5,505	—	5,505
Auto Components	—	5,077	—	5,077
Automobiles	—	29,831	—	29,831
Beverages	—	3,708	—	3,708
Building Products	—	1,536	—	1,536
Capital Markets	—	11,813	—	11,813
Chemicals	—	1,736	—	1,736
Commercial Banks	—	55,589	—	55,589
Commercial Services & Supplies	—	2,970	—	2,970
Computers & Peripherals	—	435	—	435
Construction & Engineering	—	4,352	—	4,352
Construction Materials	—	1,375	—	1,375
Diversified Consumer Services	—	164	—	164
Diversified Financial Services	—	6,914	—	6,914
Diversified Telecommunication Services	—	8,188	—	8,188
Electric Utilities	—	6,738	—	6,738
Electrical Equipment	—	1,635	—	1,635
Electronic Equipment, Instruments & Components	—	5,570	—	5,570
Energy Equipment & Services	—	1,839	—	1,839
Food & Staples Retailing	—	717	—	717
Food Products	—	8,365	—	8,365
Health Care Equipment & Supplies	—	895	—	895
Hotels, Restaurants & Leisure	—	2,071	—	2,071
Household Durables	—	3,283	—	3,283
Household Products	—	133	—	133
Industrial Conglomerates	—	4,909	—	4,909
Information Technology Services	—	1,618	—	1,618
Insurance	—	20,971	—	20,971
Internet Software & Services	2,066	4,554	—	6,620
Machinery	—	6,305	—	6,305
Marine	—	9,437	—	9,437
Media	—	5,398	—	5,398
Metals & Mining	—	2,478	—	2,478
Multi-line Retail	—	366	—	366
Oil, Gas & Consumable Fuels	—	4,311	—	4,311
Personal Products	—	234	—	234
Pharmaceuticals	—	2,255	—	2,255
Professional Services	—	2,602	—	2,602
Real Estate Management & Development	—	22,964	—	22,964
Road & Rail	—	3,344	—	3,344
Semiconductors & Semiconductor Equipment	—	21,907	—	21,907
Software	—	5,700	—	5,700
Specialty Retail	—	8,741	—	8,741
Textiles, Apparel & Luxury Goods	—	1,755	—	1,755
Tobacco	—	4,336	—	4,336
Transportation Infrastructure	—	1,827	—	1,827
Wireless Telecommunication Services	—	10,699	—	10,699
Total Common Stocks	2,066	317,886	—	319,952
Investment Company	—	433	—	433
Short-Term Investment - Investment Company	7,139	—	—	7,139
Foreign Currency Forward Exchange Contracts	—	9	—	9
Total Assets	9,205	318,328	—	327,533
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(31)	—	(31)
Total	$9,205	$318,297	$—	$327,502

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of September 30, 2013, securities with a total value of approximately $740,000 transferred from Level 1 to Level 2. Securities that were valued using unadjusted quoted prices at December 31, 2012 were valued using significant other inputs at September 30, 2013.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Asia-Pacific Fund, Inc.

/s/ John Gernon
John Gernon
Principal Executive Officer
November 12, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John Gernon
John Gernon
Principal Executive Officer
November 12, 2013

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 12, 2013